SUBORDINATED DEBENTURES - Schedule of Trusts (Details)	Dec. 31, 2017 USD ($) shares
Trust II
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common securities liquidation value	$ 93,000
Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common securities liquidation value	62,000
DCB Trust I
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common securities liquidation value	$ 155,000
Capital trust pass-through securities | Trust II
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of shares (in shares) | shares	3,000,000
Original liquidation value	$ 3,000,000
Capital trust pass-through securities | Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of shares (in shares) | shares	2,000,000
Original liquidation value	$ 2,000,000
Capital trust pass-through securities | DCB Trust I
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of shares (in shares) | shares	5,000,000
Original liquidation value	$ 5,000,000